Employees - Summary of Assumptions, Weighted by Liabilities for Valuation of Defined Benefit Plans in the UK and the Netherlands (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
United Kingdom
Disclosure of defined benefit plans [line items]
Discount rate	4.70%	5.00%
Inflation	3.00%	3.10%
Rate of increase in salaries	3.60%	3.60%
Number of years a current pensioner is expected to live beyond age 65 - Men (in years)	21 years 6 months	21 years 9 months 18 days
Number of years a current pensioner is expected to live beyond age 65 - Women (in years)	23 years 1 month 6 days	23 years 7 months 6 days
Number of years a future pensioner currently aged 45 is expected to live beyond age 65 - Men (in years)	22 years 4 months 24 days	22 years 10 months 24 days
Number of years a future pensioner currently aged 45 is expected to live beyond age 65 - Women (in years)	24 years 2 months 12 days	24 years 9 months 18 days
United Kingdom | Pensions in payment
Disclosure of defined benefit plans [line items]
Rate of increase for pensions in payment (where provided)	2.80%	2.90%
United Kingdom | Pensions in deferment
Disclosure of defined benefit plans [line items]
Rate of increase for pensions in deferment (where provided)	2.80%	2.90%
The Netherlands
Disclosure of defined benefit plans [line items]
Discount rate	3.20%	3.70%
Inflation	2.10%	2.20%
Rate of increase in salaries	2.60%	2.70%
Number of years a current pensioner is expected to live beyond age 65 - Men (in years)	21 years 10 months 24 days	21 years 9 months 18 days
Number of years a current pensioner is expected to live beyond age 65 - Women (in years)	24 years 1 month 6 days	24 years
Number of years a future pensioner currently aged 45 is expected to live beyond age 65 - Men (in years)	23 years 10 months 24 days	23 years 9 months 18 days
Number of years a future pensioner currently aged 45 is expected to live beyond age 65 - Women (in years)	26 years 1 month 6 days	26 years
The Netherlands | Pensions in payment
Disclosure of defined benefit plans [line items]
Rate of increase for pensions in payment (where provided)	2.10%	2.20%
The Netherlands | Pensions in deferment
Disclosure of defined benefit plans [line items]
Rate of increase for pensions in deferment (where provided)	2.10%	2.20%